Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Schedule of restricted cash

	December 31, 2019	December 31, 2018
Current:
Restricted cash deposits - Greece	$20	$296
	$20	$296
Non-current:
Restricted cash related to Letter of Guarantee - Greece	$—	$10,670
Environmental guarantee deposits and other	3,080	2,779
	$3,080	$13,449